Share capital (Details 3) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Balance at ending (in shares)	4,524,884
Details Of Share Warrants [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning (in shares)	1,711,924
Exercise Price, Beginning	$ 2.38
Expired during the year	(291,924)
ExcercisePriceExpiredDuringTheYear	$ 5.92
Balance at ending (in shares)	1,420,000
Exercise Price, Ending	$ 2.38
Number of Outstanding, Warrants		1,420,000
Exercise Price, Warrants		$ 0.63